Cover Page	Oct. 29, 2019
Entity Information [Line Items]
Written Communications	false
Entity Incorporation, State or Country Code	PA
Document Type	8-K/A
Entity Central Index Key	0000713676
Amendment Flag	true
Document Period End Date	Oct. 29, 2019
Entity Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Entity File Number	001-09718
Entity Tax Identification Number	25-1435979
Entity Address, Address Line One	300 Fifth Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-2401
City Area Code	888
Local Phone Number	762-2265
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	PNC's 8-K filed on November 1 linked to an incorrect document in the Original 8-K
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $5.00
Trading Symbol	PNC
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series P Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/4,000 Interest in a Share of Fixed-to- Floating Rate Non-Cumulative Perpetual Preferred Stock, Series P
Trading Symbol	PNC P
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series Q Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Each Representing a 1/4,000 Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series Q
Trading Symbol	PNC Q
Security Exchange Name	NYSE